Intangible Assets And Goodwill - Summary of Continuity of Intangible Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 101,526	$ 162,263
Ending balance	519,556	101,526
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	114,362	164,648
Additions	69,669	2,089
Additions from acquisitions	371,621	3,232
Disposals/ adjustments	29	(55,651)
Exchange differences	(6,483)	44
Ending balance	549,198	114,362
Cost | Health Canada Licenses
Disclosure Of Intangible Assets [Line Items]
Beginning balance	64,600	92,200
Disposals/ adjustments		(27,600)
Ending balance	64,600	64,600
Cost | Acquired Brands
Disclosure Of Intangible Assets [Line Items]
Beginning balance	6,042	3,410
Additions	2,707
Additions from acquisitions	55,463	2,632
Exchange differences	162
Ending balance	64,374	6,042
Cost | Licensed Brands
Disclosure Of Intangible Assets [Line Items]
Additions	57,802
Ending balance	57,802
Cost | Distribution Channel
Disclosure Of Intangible Assets [Line Items]
Beginning balance	38,900	38,900
Additions from acquisitions	3,143
Exchange differences	357
Ending balance	42,400	38,900
Cost | Operating Licenses
Disclosure Of Intangible Assets [Line Items]
Beginning balance	841	795
Additions from acquisitions	158,592
Exchange differences	(7,031)	46
Ending balance	152,402	841
Cost | Software and Domain Names
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,509	1,251
Additions	7,169	117
Additions from acquisitions	707
Disposals/ adjustments	365	143
Exchange differences	(49)	(2)
Ending balance	9,701	1,509
Cost | Intellectual Property
Disclosure Of Intangible Assets [Line Items]
Additions from acquisitions	153,716
Exchange differences	81
Ending balance	153,797
Cost | Intangibles in Process
Disclosure Of Intangible Assets [Line Items]
Beginning balance	2,470	92
Additions	1,991	1,972
Additions from acquisitions		600
Disposals/ adjustments	(336)	(194)
Exchange differences	(3)
Ending balance	4,122	2,470
Cost | Product Rights
Disclosure Of Intangible Assets [Line Items]
Beginning balance		28,000
Disposals/ adjustments		(28,000)
Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Beginning balance	12,836	2,385
Amortization	16,856	11,761
Disposals/ adjustments	(4)	(1,318)
Exchange differences	(46)	8
Ending balance	29,642	12,836
Accumulated Depreciation | Health Canada Licenses
Disclosure Of Intangible Assets [Line Items]
Beginning balance	2,624	985
Amortization	1,902	2,957
Disposals/ adjustments		(1,318)
Ending balance	4,526	2,624
Accumulated Depreciation | Licensed Brands
Disclosure Of Intangible Assets [Line Items]
Amortization	128
Exchange differences	(4)
Ending balance	124
Accumulated Depreciation | Distribution Channel
Disclosure Of Intangible Assets [Line Items]
Beginning balance	9,077	1,000
Amortization	8,032	8,077
Exchange differences	(6)
Ending balance	17,103	9,077
Accumulated Depreciation | Operating Licenses
Disclosure Of Intangible Assets [Line Items]
Beginning balance	219
Amortization	283
Exchange differences	(7)
Ending balance	495	219
Accumulated Depreciation | Software and Domain Names
Disclosure Of Intangible Assets [Line Items]
Beginning balance	916	343
Amortization	2,001	572
Disposals/ adjustments	(4)
Exchange differences	(30)	1
Ending balance	2,883	916
Accumulated Depreciation | Intellectual Property
Disclosure Of Intangible Assets [Line Items]
Amortization	4,436
Exchange differences	1
Ending balance	4,437
Accumulated Depreciation | Intangibles in Process
Disclosure Of Intangible Assets [Line Items]
Amortization	74
Ending balance	74
Accumulated Depreciation | Import License
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 219	57
Amortization		155
Exchange differences		7
Ending balance		$ 219